SEGMENT DATA (Details Narrative)	9 Months Ended
	Sep. 30, 2024 USD ($) Segments	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Segments	3
Video Solutions [Member]
Segment Reporting Information [Line Items]
Inventory reserve	$ 4,144,749	$ 4,355,666	$ 5,230,261
Entertainment Segment [Member]
Segment Reporting Information [Line Items]
Inventory reserve	$ 78,241	$ 186,795	$ 259,280